Average Annual Total Returns (Vanguard LifeStrategy Conservative Growth Fund Annuity:)	Vanguard LifeStrategy Conservative Growth Fund Vanguard LifeStrategy Conservative Growth Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays U.S. Aggregate Bond Index Vanguard LifeStrategy Conservative Growth Fund Vanguard LifeStrategy Conservative Growth Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays U.S. Aggregate Float Adjusted Index Vanguard LifeStrategy Conservative Growth Fund Vanguard LifeStrategy Conservative Growth Fund - Investor Shares 11/1/2013 - 10/31/2014	Conservative Growth Composite Index Vanguard LifeStrategy Conservative Growth Fund Vanguard LifeStrategy Conservative Growth Fund - Investor Shares 11/1/2013 - 10/31/2014	Dow Jones U.S. Total Stock Market Float Adjusted Index Vanguard LifeStrategy Conservative Growth Fund Vanguard LifeStrategy Conservative Growth Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.95%	5.97%	5.85%	7.12%	12.47%
Five Years	7.57%	4.45%	4.48%	7.69%	15.72%
Ten Years	5.31%	4.71%	none	5.74%	8.09%